Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 104,038	£ 113,755	[1]
Trading portfolio liabilities	(36,614)	(37,352)	[1]
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	104,038	113,755	[2]
Trading portfolio liabilities	(36,614)	(37,352)	[2]
Debt securities and other eligible bills [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	57,134	51,195
Trading portfolio liabilities	(24,125)	(29,046)
Equity securities [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	39,565	59,338
Trading portfolio liabilities	(12,489)	(8,306)
Traded loans [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	7,234	3,140
Commodities [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 105	£ 82

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.